Stock-Based Compensation - Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts recognized in the financial statements
Stock-based compensation programs expense	$ 276	$ 280	$ 240
Income tax benefits	(87)	(79)	(71)
Stock-based compensation expenses, net of tax	189	201	169
Cost of Sales
Amounts recognized in the financial statements
Stock-based compensation programs expense	46	47	27
Selling, general and administrative expenses
Amounts recognized in the financial statements
Stock-based compensation programs expense	185	192	183
Research, development and related expenses
Amounts recognized in the financial statements
Stock-based compensation programs expense	$ 45	$ 41	$ 30